Shareholders' Equity (Intrinsic Value of Restricted Share Units) (Narrative) (Details) - Restricted Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of RSUs outstanding	$ 5,469	$ 1,767
Aggregate intrinsic value of RSUs vested	$ 2,458